CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Shortterm borrowings	$ 717,915	$ 784,230
Accounts receivable, allowance for doubtful accounts	111,848,582	115,290,953
Contract assets, allowance for doubtful accounts	0	83,678
Customer deposits, accumulated allowance	3,878,996	10,259,195
Accounts payable	653,700	1,631,401
Accrued payroll and welfare expenses	12,728,091	21,516,888
Income tax payable	25,202,771	60,951,790
Other tax payable	9,695,893	18,046,289
Amounts due to related parties	4,804,591	7,631,923
Advances from customers	43,100,136	82,787,409
Lease liabilities, current	5,037,796	5,581,648
Accrued marketing and advertising expenses	29,988,108	43,272,270
Other current liabilities	12,264,895	18,504,471
Deferred tax liabilities	3,517,837	6,042,540
Lease liabilities, non-current	$ 15,439,595	$ 19,437,887
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	137,172,601	136,822,601
Common stock, shares outstanding	137,172,601	136,822,601
Consolidated VIEs without recourse
Shortterm borrowings	$ 0	$ 0
Accounts payable	653,700	1,631,401
Accrued payroll and welfare expenses	10,717,186	19,962,938
Income tax payable	0	31,400,562
Other tax payable	8,684,712	16,992,077
Amounts due to related parties	668,153	2,693,624
Advances from customers	43,096,996	82,626,840
Lease liabilities, current	5,013,721	5,556,351
Accrued marketing and advertising expenses	29,533,704	42,180,152
Other current liabilities	10,317,192	16,383,879
Deferred tax liabilities	435,848	314,763
Lease liabilities, non-current	$ 15,400,328	$ 19,437,887